SCHEDULE OF PATENTS AND LICENSES (Details) - Patents and Licenses [member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Patents and licenses, cost, beginning	$ 1,058,936	$ 996,461
Additions	79,110	62,475
Patents and licenses, cost, ending	1,138,046	1,058,936
Patents and licenses, accumulated amortization, beginning	548,231	467,985
Amortization during the period	66,058	80,246
Patents and licenses, accumulated amortization, ending	614,289	548,231
Patents and licenses, carrying amounts, beginning	510,705
Patents and licenses, carrying amounts, ending	$ 523,757	$ 510,705